Stock Option Plans	12 Months Ended
Dec. 31, 2011
Stock Option Plans [Abstract]
Stock Option Plans

10. Stock Option Plans

The Company's shareholders have approved incentive stock option plans for officers and employees. The Company's shareholders have approved nonqualified stock options for key employees, directors and certain non-employee consultants. Options granted are generally exercisable over a specified period, not less than one year from the date of grant, generally expire ten years from the date of grant and vest evenly over four years.

A summary of the various established stock options plans are as follows:

2000 Plan. The 2000 Plan is administered by a committee appointed by the Board of Directors (the "Compensation Committee"). The Compensation Committee will designate the persons to receive options, the number of shares subject to the options and the terms of the options, including the option price and the duration of each option, subject to certain limitations.

The maximum number of shares of Common Stock available for issuance under the 2000 Plan is 4,700,000 shares, as amended. The Plan is subject to adjustment in the event of stock splits, stock dividends, mergers, consolidations and the like. Common Stock subject to options granted under the 2000 Plan that expire or terminate will again be available for options to be issued under the Plan.

2009 Incentive Compensation Plan. The 2009 Plan approved at the annual meeting of shareholders held on July 28, 2009 is administered by the Compensation Committee, which is authorized to select eligible persons to receive awards, determine the type, number and other terms and conditions of, and all other matters relating to, awards and prescribe award agreements. The total number of shares of common stock reserved and available for delivery under the 2009 Plan is 8,000,000 shares. The foregoing limit shall be increased by the number of shares of common stock with respect to which awards previously granted under the 2009 Plan are forfeited, expire or otherwise terminate without issuance of shares, or that are settled for cash or otherwise do not result in the issuance of shares, and the number of shares that are tendered (either actually or by attestation) or withheld upon exercise of an award to pay the exercise price or any tax withholding requirements.

All stock option grants during 2011 were made from the Pharmos Corporation 2009 Incentive Compensation Plan.

The following table summarizes activity in stock options approved by the Company's Board of Directors:

		Weighted
		Average
		Exercise
	Option	Price

Options Outstanding at 12/31/09	3,647,155	$2.29

Granted	490,000	$0.11
Cancelled	(676,656)	$3.09
Options Outstanding at 12/31/10	3,460,499	$1.82

Granted	1,290,000	$0.09

Cancelled	(291,187)	$1.28
Options Outstanding at 12/31/11	4,459,312	$1.35
Options exercisable at 12/31/11	2,984,622	$1.97
Options exercisable at 12/31/10	2,594,198	$2.35

Additional information with respect to the outstanding stock options as of December 31, 2011 is as follows:

		Options Outstanding		Options Exercisable

		Weighted			Weighted
		Average	Weighted		Average
Range of Exercise		Remaining	Average	Options	Exercise
Prices	Options	Contractual Life	Exercise Price	Exercisable	Price
$0.05 - $0.39	3,105,000	8.1 years	$0.17	1,630,310	$0.23
$1.46 - $2.01		5.0 years
	323,000		$1.81	323,000	$1.81
$2.15 - $3.95		3.9 years
	812,500		$2.37	812,500	$2.37
$5.10 - $8.75	57,812	1.1 years	$5.10	57,812	$5.10
$9.38 - $21.20	161,000	1.6 years	$16.73	161,000	$16.73
	4,459,312	6.8 years	$1.35	2,984,622	$1.97

Fair value of options:

The fair value of each option grant was estimated on the date of grant using the Black-Scholes option valuation model with the following weighted-average assumptions:

	2011	2010
Risk-free interest rate	0.91-2.11%	1.41-2.48%
Expected lives (in years)	4.4	5.2
Dividend yield	0%	0%
Expected volatility	109 -130%	118 -120%
Fair value	$0.07	$0.09

Expected Volatility. The Company calculates the expected volatility of its stock options using historical volatility of weekly stock prices.

Expected Term. The expected term is based on historical observations of employee exercise patterns during the Company's history.

Risk-Free Interest Rate. The interest rate used in valuing awards is based on the yield at the time of grant of a U.S. Treasury security with an equivalent remaining term.

Dividend Yield. The Company has never paid cash dividends, and does not currently intend to pay cash dividends, and thus has assumed a 0% dividend yield.

Pre-Vesting Forfeitures. Estimates of pre-vesting option forfeitures are based on Company experience. The Company will adjust its estimate of forfeitures over the requisite service period based on the extent to which actual forfeitures differ, or are expected to differ, from such estimates. Changes in estimated forfeitures will be recognized through a cumulative catch-up adjustment in the period of change and will also impact the amount of compensation expense to be recognized in future periods.

During the years ended December 31, 2011 and 2010, employees, consultants and outside directors of the Company were granted stock options in the amount of 1,290,000 or a fair value of $88,441 and 490,000 or a fair value of $43,246, respectively. The fair value of options that vested during the years ended December 31, 2011 and 2010, without considering forfeitures, was $94,386 and $129,833, respectively.

Total compensation cost related to non-vested awards is approximately $203,000 which will be recognized over a weighted average exercise period of two years.